Derivative Instruments - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 1,283,719
Interest rate swap agreements	$ (163,972)
Interest Rate Swap | Minimum
Derivative [Line Items]
Range of credit facility margin (as a percent)	0.90%
Interest Rate Swap | Maximum
Derivative [Line Items]
Range of credit facility margin (as a percent)	6.50%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional amount	$ 680,648
Interest rate swap agreements	$ (126,630)
Weighted- Average Remaining Term (years)	5 years 6 months
Fixed Interest Rate	4.00%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional amount	$ 603,071
Interest rate swap agreements	$ (37,342)
Weighted- Average Remaining Term (years)	2 years 5 months
Fixed Interest Rate	3.20%